Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-33161
Entity Registrant Name	North American Construction Group Ltd.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	1629
Entity Address, Address Line One	27287 - 100 Avenue
Entity Address, City or Town	Acheson,
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T7X 6H8
City Area Code	(780)
Local Phone Number	960-7171
Title of 12(b) Security	Common Shares
Trading Symbol	NOA
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	28,821,481
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	false
Entity Central Index Key	0001368519
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	111 Eighth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System
Entity Address, Address Line Two	13th Floor